Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Schedule of Property and Equipment, Net [Line Items]
Less: accumulated depreciation	$ (4,372)	$ (1,612)
Property and equipment, net	15,365	16,148
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 19,737	$ 17,760